SCM INVESTMENT TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (919) 972-9922


                                  June 29, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: SCM Investment Trust (the "Trust"); (File Nos. 33-49831 and 811-8745) on behalf of the SCM Strategic Growth Fund


Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on June 24, 1998.


Yours truly,

/s/ C. Frank Watson III
C. Frank Watson III
Secretary